SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Operations

1.      Operations

a.     Ituran Location and Control Ltd. (the “Company”) commenced operations in 1994.  The Company and its subsidiaries (the “Group”) are engaged in the provision of Location based services and machine-to-machine Wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

b.      Regarding the tax dispute in Brazil, see Note 11A3.

Functional currency and translation to the reporting currency

2.       Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel is the New Israeli Shekel (“NIS”), which is the local currency in which those entities operate.  The functional currency of the foreign subsidiaries of the Group is their respective local currency.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB").  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity's financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income and are reflected in equity, under “accumulated other comprehensive income (loss)”.

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2014	3.889	2.6562	113.96 points
2013	3.471	2.3426	114.18 points
2012	3.733	2.0435	112.15 points
Increase (decrease) during the year:
2014	12.04%	13.39%	(0.2)%
2013	(7.02)%	(14.63)%	1.8%
2012	(2.30)%	(8.94)%	1.6%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Basis of presentation	3. Basis of presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of estimates in the preparation of financial statements

4.      Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to contingencies, revenue recognition, goodwill impairment assessment, deferred taxes and tax liabilities and uncertainties.

Principles of consolidation

B.      Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries.  In these financial statements, the term “subsidiary” refers to a company over which the Company exerts control (ownership interest of more than 50%), and the financial statements of which are consolidated with those of the Company.  Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Group, are also eliminated.  Non-controlling interests are presented in equity.

Changes in the Company ownership interest in a subsidiary while the control is retained are accounted for as equity transactions and accordingly no gain or loss is recognized in consolidated net income or comprehensive income. Upon such transaction, the carrying amount of the noncontrolling interest is adjusted to reflect the change in its ownership interest in the subsidiary and any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest was adjusted is recognized in additional paid-in capital.

Cash and cash equivalents

C.     Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

Deposits in escrow

D.     Deposits in escrow

Restricted cash is invested in certificates of deposit, which are used to ensure certain representations and warranties to third parties.  See Note 11A1.

Such deposits are presented in the balance sheets as current assets or as long-term assets based on management's assessment regarding their realization.

Marketable securities

E.      Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 320-10, "Investments - Debt and Equity Securities" (“ASC Topic 320-10”). Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reassesses such determination at each balance sheet date.

The investments in marketable securities covered by ASC Topic 320-10 that were held by the Company during the reported periods were designated by management as trading securities.

Trading securities are stated at market value. The changes in market value are charged to financing income or expenses.

Trading gains for the year 2014 amounted to US$ 133,000 and trading gains for the years 2013 and 2012, in respect of trading securities held by the Group were insignificant.

Treasury stock

F.      Treasury stock

Company shares held by the Company and its subsidiary are presented as a reduction of equity, at their cost, under the caption “Treasury Stock”. Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

Allowance for doubtful accounts

G.      Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with customers, the length of time that the balance is post due, the customer's current ability to pay and available information about the credit risk on such customers.  See also Note 19A.

The allowance in respect of accounts receivable at December 31, 2014 and 2013 was US$ 2,391,000 and US$ 1,945,000, respectively.

Inventories

H.     Inventories

Inventories are stated at the lower of cost or market.  Cost is determined as follows: raw materials and finished products – mainly on the basis of first-in, first-out (FIFO); work in progress – on the basis of direct production costs including materials, labor and subcontractors.

Investment in affiliated companies

I.       Investment in affiliated companies

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

Investments in companies in which the company no longer has significant influence, are classified as "investments in other companies".  See J. below.

Investment in other companies

J.      Investment in other companies

Non-marketable investments in other companies in which the Company does not have a controlling interest nor significant influence are accounted for at cost, net of write down for any permanent decrease in value.

Derivatives

K.      Derivatives

The group applies the provisions of ASC Topic 815, "Derivatives and Hedging".  In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts) which are designed to hedge the cash flows expected to be paid with respect to forecasted purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts, and qualify as cash flow hedges under ASC Topic 815.

The effective portion of the changes in fair value of the derivative instruments designated for hedging purposes are reported as other comprehensive income (loss), net of tax under the caption "unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge" and are reclassified to the statements of income when the hedged transaction realizes (i.e when the related inventory is sold). During the reporting periods, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income as incurred in financing income (expenses), net.

See also Note 19B for further information.

Property and equipment

L.     Property and equipment

1.      Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.      Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment of long-lived assets

M.    Impairment of long-lived assets

      The Group's long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see also Note 1O and Notes 7 and 8).

Income taxes

N.      Income taxes

The Group accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law.  Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority.  The assessment of a tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged.  If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.  See also Note 15K.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

Goodwill and intangible assets

O.      Goodwill and intangible assets

1.      Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the "purchase method" and is allocated to reporting units at acquisition.  Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other".  The Company performs its goodwill annual impairment test for the reporting units at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC Topic 350, , the Company chooses either to perform a qualitative assessment whether the two-step goodwill impairment test is necessary or proceeds directly to the two-step goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis.  The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (a more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the two-step goodwill impairment test. If the Company determines Otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the two-step goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value ("step 1"). If the fair value of the reporting unit exceeds the carrying value of the reporting unit net assets (including the goodwill allocated to such reporting unit), goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

There are a number of generally accepted methods used for valuing a reporting unit:

The ‘income approach' utilizes discounted forecasted cash flows, the ‘Market – approach which utilize pricing multiples of business entities with publicly traded securities whose business and financial risks are comparable to those of the reporting unit being valued and the ‘Asset - based approach'  which establishes a value based on the cost of reproducing or replacing the asset being valued. These methods described may be used alone or in combination with one another.

The Company applies assumptions that market participants would consider in determining the fair value of each reporting unit and the fair value of the identifiable assets and liabilities of the reporting units, as applicable.

The Company performed a qualitative assessment for two reporting units as of December 31, 2014 and 2013, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such units.

For other reporting unit (three different units in 2013), operating in Israel, the Company elected to bypass the qualitative assessment and proceeded directly to performing the first step of the goodwill impairment test.

In order to determine the fair value of that reporting unit, the Company utilized the "income approach". According to the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, which are based on management's internal assumptions, and believed to be similar to those that would be utilized by market participants under the circumstances and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

During 2014, 2013 and 2012, the Company recorded a goodwill impairment loss in an amount of US$ 879,000, US$ 3,093,000 and US$ 672,000, respectively.  See Note 8.

2.     Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

Recoverability of intangible assets is measured as described in Note 1M above.  During 2014, the Company recorded an intangible assets impairment loss in an amount of US$ 43,000.  See Note 7.

Contingencies

P.      Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties.  Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Funds in respect of, and liability for employee rights upon retirement

Q.     Funds in respect of, and liability for employee rights upon retirement

        The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

        The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

         The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

          Severance expenses for the years ended December 31, 2014, 2013 and 2012, amounted to US$ 1,460,000 US$ 882,000 and US$ 1,204,000, respectively.

Revenue recognition

R.      Revenue recognition

Revenues are recognized when delivery has occurred and, where applicable, after installation has been completed, there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured and no further obligations exist. In cases where delivery has occurred but the required installation has not been performed, the Company does not recognize the revenues until the installation is completed.

The Company's revenues are recognized as follows:

1.      Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.      The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price exists, the Company is required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes as a single unit of accounting in accordance with ASC Topic 605-25, since the installation services element was determined not to have a value on a stand-alone basis to the customer. Accordingly, the entire contract fee for the two deliverables is recognized ratably on a straight-line basis over the subscription period.

3.      Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 2, above.

4.       Extended warranty

           Revenues from extended warranty which are provided for a monthly fee and are sold separately are recognized over the duration of the warranty periods.

Warranty costs

S.      Warranty costs

The Company provides a standard warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities have not been material.

Research and development costs

T.      Research and development costs

1.      Research and development costs (other than computer software related expenses) are expensed as incurred.

2.      Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

Advertising costs

U.     Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2014, 2013 and 2012 amounted to US$ 6.7 million, US$ 7.6 million and US$ 6.6 million, respectively.  Advertising expenses are presented among "selling and marketing expenses".

Earnings per share

V.     Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of options granted under employee stock option plans, using the treasury stock method, and the conversion of the convertible capital notes, using the if converted method.

Fair value measurements

W.     Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurements, see Note 19C.

The Company also measures certain non-financial assets, consisting mainly goodwill and intangible assets at fair value on a nonrecurring basis.  These assets are adjusted to fair value when they are considered to be impaired (see 1O and 1M above).  As of December 31, 2014, the Company measured the fair value of goodwill with a total carrying amount of US$ 1.5 million (before the recognition of an impairment loss) that is allocated to one reporting unit.  As a result of the above impairment test, the Company recorded an impairment loss of goodwill in an amount of US$ 0.8 million, allocated to such reporting unit to its imputed fair value of  US$ 0.7 million.  The fair value measurement of the non-financial assets is classified as level 3.

As of December 31, 2013, the Company measured the fair value of goodwill with a total carrying amount of US$ 4.8 million (before the recognition of an impairment loss) that was allocated to three reporting units.  As a result of the above impairment test, the Company recorded an impairment loss of goodwill with a carrying amount of US$ 2.6 million, US$ 0.5 million and US$ 1.7 million allocated to three different reporting units to their imputed fair value of US$ 1.7 million, US$ 0 and US$ 0, respectively, resulting in an aggregate impairment charge of US$ 3.1 million.  The fair value measurement of the non-financial assets is classified as level 3.See also Notes 1O and 8.

Deferred installation expenses

X.     Deferred installation expenses

Direct installation expenses incurred at the inception of specific subscription arrangements in Brazil with specific customers, to enable the Company's subsidiary in Brazil to perform under the terms of the arrangement (i.e. directly attributable to obtaining a specific subscriber), which their costs can be measured reliably, are capitalized and presented as "Deferred installation expenses" within the balances "Other current assets" and "Other non-current assets", as applicable.

Such installation activities has determined not to represent separate earnings process for revenue recognition purposes in accordance with the principles of ASC Topic 605-25, "Multiple-Element Arrangements" as they has been determined not to have a value on a stand-alone basis to the customer.

The deferred expenses that are capitalized are limited to the higher of value of the amount of nonrefundable deferred revenue, if any or to the amount of the minimum contractual subscription revenue, net of direct costs.

The deferred expenses are amortized over the contractual life of the related subscription arrangements by the straight-line method (usually 20 months). Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Reclassification

Y.     Reclassification

        Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any impact on the Company's equity, net income or cash flows.

Recently issued accounting pronouncements

Z.      Recently issued accounting pronouncements

1.               Accounting pronouncements adopted in 2014

a.      ASC Topic 830, “Foreign Currency Matters"

Effective January 1, 2014, the Group adopted Accounting Standards Update 2013-5, Foreign Currency Matters (Topic 830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-5").

ASU 2013-5 clarifies among other things that, when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a business (other than a sale of in-substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For public companies, the amendments in ASU 2013-5 became effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted.

The adoption did not have a material impact on the Group's consolidated results of operations and financial condition.

b.      ASC Topic 740, "Income Taxes"

Effective January 1, 2014, the Company adopted Accounting Standard Update 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force) ("ASU 2013-11").

The amendments in ASU 2013-11 state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows: To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be presented net of deferred tax assets.

ASU 2013-11 applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. For public companies the amendments in this ASU became effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments were applied prospectively to all unrecognized tax benefits that existed at the effective date.

The adoption did not have a material impact on the Company's consolidated results of operations and financial condition.

2.               Accounting pronouncements not yet effective

          Accounting Standard Update 2014-09, “Revenue from Contracts with Customers”

In May 2014, the FASB issued Accounting Standard Update 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09").

ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 also requires entities to disclose sufficient information, both quantitative and qualitative, to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

An entity should apply the amendments in this ASU using one of the following two methods: 1. Retrospectively to each prior reporting period presented with a possibility to elect certain practical expedients, or, 2. Retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. If an entity elects the latter transition method, it also should provide certain additional disclosures.

For a public entity, the amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period (the first quarter of fiscal year 2017 for the Company). Early application is not permitted.

The Company is in the process of assessing the impact, if any, of ASU 2014-09 on its consolidated financial statements.